Operating Segment Information	6 Months Ended
Jun. 30, 2026
Operating Segment Information [Abstract]
OPERATING SEGMENT INFORMATION
4.	OPERATING SEGMENT INFORMATION

Segment information is presented based on internal reports about components of the Group that are regularly reviewed by the chief operating decision maker, being the executive directors of the Company, for the purpose of allocating resources to segments and assessing their performance.

The Group now operates its businesses in three operating segments: media and entertainment segment, hotel operations, hospitality and VIP services segment and strategic investment segment.

Management closely monitors the performance of the Group’s operating segments separately to support informed decisions on resource allocation and performance evaluation. Segment performance is evaluated based on reportable segment result, which is a measure of profit (loss) before tax from operations. The profit (loss) before tax from operations is measured after allocation of attributable costs of specialized staff and direct operating costs consistently with the Group’s profit (loss) before tax from operations. Other income, gain from a bargain purchase, finance costs, share-based payment expenses and corporate expenses such as staff costs not directly attributable to segments, short-term leases and administrative expenses are excluded from such measurement.

Segment assets exclude prepayments, deposits and other receivables, investments held in trust accounts and cash and bank balances, as these assets are managed on a group basis.

Segment liabilities exclude tax payable, borrowings, redeemable shares classified as financial liabilities, financial liabilities at FVTPL, amount due to ultimate holding company, lease liabilities and deferred tax liabilities as these liabilities are managed on a group basis.

Segment revenue and results

The following tables present information by segment:

For the six months ended June 30, 2026 (unaudited)

	Media and entertainment	Hotel operation, hospitality and VIP services	Strategic investment	Total
	US$’000	US$’000	US$’000	US$’000
Segment revenue
Revenue
- from contract with customers	10,513	20,245	—	30,758
- other	—	—	35,106	35,106
	10,513	20,245	35,106	65,864
Segment results	1,820	(1,740)	35,106	35,186
Other income				2,080
Fair value change on financial liabilities at FVTPL				71
Finance costs				(7,343)
Corporate and other unallocated expenses				(2,019)
Profit before tax				27,975

For the six months ended June 30, 2025 (unaudited)

	Media and entertainment	Hotel operation, hospitality and VIP services	Strategic investment	Total
	US$’000	US$’000	US$’000	US$’000
Segment revenue
Revenue
- from contract with customers	9,976	12,668	—	22,644
- other	—	—	64,785	64,785
	9,976	12,668	64,785	87,429
Segment results	1,137	(2,289)	64,785	63,633
Other income				7
Share-based payments				(58,878)
Fair value change on financial liabilities at FVTPL				5,221
Finance costs				(4,614)
Corporate and other unallocated expenses				(1,732)
Profit before tax				3,637

Segment assets and liabilities

	As of	As of
	June 30,	December 31,
	2026	2025
	US$’000	US$’000
	(unaudited)	(audited)

Segment assets
Media and entertainment	122,697	126,874
Hotel operation, hospitality and VIP services	977,982	595,474
Strategic investments	516,972	494,524
Total segment assets	1,617,651	1,216,872
Unallocated corporate assets	187,164	247,204
Total assets	1,804,815	1,464,076

Segment liabilities
Media and entertainment	2,899	1,866
Hotel operation, hospitality and VIP services	92,094	70,519
Total segment liabilities	94,993	72,385
Unallocated corporate liabilities	777,367	552,602
Total liabilities	872,360	624,987

Geographical information

The following table sets forth the Group’s revenue from contract with customers by geographical areas based on the location of the operations:

	Six months ended
	June 30,
	2026	2025
	US$’000	US$’000
	(unaudited)	(unaudited)
Media and entertainment
- China (including Hong Kong)	387	111
- Europe	4,557	4,317
- America	3,276	3,690
- Southeast Asia	2,293	1,858
	10,513	9,976
Hotel operation, hospitality and VIP services
- China (including Hong Kong)	2,861	2,929
- Europe	188	-
- America	3,410	-
- Australia	2,219	-
- Southeast Asia	11,567	9,739
	20,245	12,668
Total	30,758	22,644